Other Long-Term Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Long Term Assets [Abstract]
Prepaid expenses	$ 640	$ 991
Deferred charges (Note 13)	1,039	753
Income tax recoverable	6,283	5,866
Other	302	302
Other long-term assets	$ 8,264	$ 7,912